ACCUMULATED OTHER COMPREHENSIVE INCOME / (LOSS) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Components of AOCI / (Loss), Net of Related Tax
The following table presents the components of AOCI / (loss), net of related tax, for the periods indicated.

	Total Other Comprehensive Income/(Loss)			Total Accumulated Other Comprehensive Loss
	Year ended December 31, 2025			December 31, 2024		December 31, 2025
(in thousands)	Pre-tax Activity	Tax Effect	Net Activity	Beginning Balance	Net Activity	Ending Balance
Change in AOCI on cash flow hedge derivative financial instruments	$161,916	$(42,321)	$119,595
Reclassification adjustment for net losses/(gains) on cash flow hedge derivative financial instruments (1)	(14,705)	3,770	(10,935)
Net unrealized (losses)/gains on cash flow hedge derivative financial instruments	147,211	(38,551)	108,660	$(72,170)	$108,660	$36,490

Change in unrealized (losses)/gains on investments in debt securities	87,079	(26,508)	60,571
Reclassification adjustment for net losses/(gains) included in net income/(expense) on debt securities AFS (2)	92	(24)	68
Net unrealized (losses)/gains on investments in debt securities	87,171	(26,532)	60,639	(630,346)	60,639	(569,707)
Other(3)	19,982	(5,140)	14,842	(15,184)	14,842	(342)
As of December 31, 2025	$254,364	$(70,223)	$184,141	$(717,700)	$184,141	$(533,559)
(1)    Net gains/(losses) reclassified into Interest on borrowings and other debt obligations in the Consolidated Statements of Operations for settlements of interest rate swap contracts designated as cash flow hedges.
(2)    Net (gains)/losses reclassified into Securities gains, net in the Consolidated Statements of Operations for the sale of debt securities.
(3) Including the computation of net periodic pension costs

	Total Other Comprehensive Income/(Loss)			Total Accumulated Other Comprehensive Loss
	Year ended December 31, 2024			December 31, 2023		December 31, 2024
(in thousands)	Pre-tax Activity	Tax Effect	Net Activity	Beginning Balance	Net Activity	Ending Balance
Change in AOCI on cash flow hedge derivative financial instruments	$255,315	$(65,601)	$189,714
Reclassification adjustment for net (gains)/losses on cash flow hedge derivative financial instruments (1)	(9,943)	2,578	(7,365)
Net unrealized gains/(losses) on cash flow hedge derivative financial instruments	245,372	(63,023)	182,349	$(254,519)	$182,349	$(72,170)
Change in unrealized (losses)/gains on investments in debt securities	215,721	(55,187)	160,534
Reclassification adjustment for net (gains)/losses included in net income/(expense) on debt securities AFS (2)	(444)	115	(329)
Net unrealized gains/(losses) on investments in debt securities	215,277	(55,072)	160,205	(790,551)	160,205	(630,346)
Other(3)	7,166	(1,852)	5,314	(20,498)	5,314	(15,184)
As of December 31, 2024	$467,815	$(119,947)	$347,868	$(1,065,568)	$347,868	$(717,700)
(1)    Net gains/(losses) reclassified into Interest on borrowings and other debt obligations in the Consolidated Statements of Operations for settlements of interest rate swap contracts designated as cash flow hedges.
(2)    Net (gains)/losses reclassified into Securities gains, net in the Consolidated Statements of Operations for the sale of debt securities.
(3) Including the computation of net periodic pension costs
NOTE 11. ACCUMULATED OTHER COMPREHENSIVE INCOME / (LOSS) (continued)

	Total Other Comprehensive Income/(Loss)			Total Accumulated Other Comprehensive Income/(Loss)
	Year Ended December 31, 2023			December 31, 2022		December 31, 2023
(in thousands)	Pretax Activity	Tax Effect	Net Activity	Beginning Balance	Net Activity	Ending Balance
Change in AOCI on cash flow hedge derivative financial instruments	$344,067	$(93,422)	$250,645
Reclassification adjustment for net (gains)/losses on cash flow hedge derivative financial instruments (1)	14,158	(3,658)	10,500
Net unrealized gains/(losses) on cash flow hedge derivative financial instruments	358,225	(97,080)	261,145	$(515,664)	$261,145	$(254,519)
Change in unrealized gains/(losses) on investments in debt securities	28,903	(26,395)	2,508
Reclassification adjustment for net (gains)/losses included in net income/(expense) on debt securities AFS (2)	4,737	(1,224)	3,513
Net unrealized gains/(losses) on investments in debt securities	33,640	(27,619)	6,021	(796,572)	6,021	(790,551)
Other(3)	4,481	(1,192)	3,289	(23,787)	3,289	(20,498)
As of December 31, 2023	$396,346	$(125,891)	$270,455	$(1,336,023)	$270,455	$(1,065,568)
(1)    Net gains/(losses) reclassified into Interest on borrowings and other debt obligations in the Consolidated Statements of Operations for settlements of interest rate swap contracts designated as cash flow hedges.
(2)    Net (gains)/losses reclassified into Net gain on sale of investment securities sales in the Consolidated Statements of Operations for the sale of debt securities.
(3) Including the computation of net periodic pension costs